Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT FUNDS
Prospectus Date	rr_ProspectusDate	May 01, 2017
Supplement [Text Block]	rif_SupplementTextBlock

RUSSELL INVESTMENT FUNDS

Supplement dated December 21, 2017 to

PROSPECTUS DATED MAY 1, 2017

As supplemented September 14, 2017

INTERNATIONAL DEVELOPED MARKETS FUND RISK/RETURN SUMMARY:

(i)	The following replaces the second paragraph in the sub-section entitled "Principal Investment Strategies of the Fund" in the Risk/Return Summary section for the International Developed Markets Fund in the Prospectus listed above:

Russell Investment Management, LLC ("RIM") provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund's overall exposures. RIM employs a multi-style (growth, value, market-oriented and defensive) and multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies. The Fund employs discretionary and non-discretionary money managers. The Fund's discretionary money managers select the individual portfolio instruments for the assets assigned to them. The Fund's non-discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM manages Fund assets not allocated to discretionary money managers, which include assets managed by RIM to effect the Fund's investment strategies and/or to actively manage the Fund's overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or may use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the portion of Fund assets for which the Fund's non-discretionary money managers provide model portfolios and the Fund's cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and forward currency contracts. The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to (1) manage country and currency exposure as a substitute for holding securities directly or (2) facilitate the implementation of its investment strategy. The Fund may use derivatives to take both long and short positions.

(ii)	The following risk factor is added to the sub-section entitled "Principal Risks of Investing in the Fund" in the Risk/Return Summary section for the International Developed Markets Fund in the Prospectus listed above:

Non-Discretionary Implementation Risk. With respect to the portion of the Fund that is managed pursuant to model portfolios provided by non-discretionary money managers, it is expected that trades will be effected on a periodic basis and therefore less frequently than would typically be the case if discretionary money managers were employed. Given that values of investments change with market conditions, this could cause the Fund's return to be lower than if the Fund employed discretionary money managers with respect to that portion of its portfolio.

STRATEGIC BOND FUND INVESTMENT OBJECTIVE: At a meeting held on December 5, 2017, the Board of Trustees approved, on behalf of the Strategic Bond Fund, a change in the investment objective of the Fund. Effective March 1, 2018, the investment objective in the "Risk/Return Summary" and "Investment Objective and Investment Strategies" sections for the Strategic Bond Fund in the Prospectus listed above will be changed as follows:

Old Investment Objective: The Fund seeks to provide current income, and as a secondary objective, capital appreciation.

New Investment Objective: The Fund seeks to provide total return

International Developed Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rif_SupplementTextBlock

RUSSELL INVESTMENT FUNDS

Supplement dated December 21, 2017 to

PROSPECTUS DATED MAY 1, 2017

As supplemented September 14, 2017

INTERNATIONAL DEVELOPED MARKETS FUND RISK/RETURN SUMMARY:

(i)	The following replaces the second paragraph in the sub-section entitled "Principal Investment Strategies of the Fund" in the Risk/Return Summary section for the International Developed Markets Fund in the Prospectus listed above:

Russell Investment Management, LLC ("RIM") provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund's overall exposures. RIM employs a multi-style (growth, value, market-oriented and defensive) and multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies. The Fund employs discretionary and non-discretionary money managers. The Fund's discretionary money managers select the individual portfolio instruments for the assets assigned to them. The Fund's non-discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM manages Fund assets not allocated to discretionary money managers, which include assets managed by RIM to effect the Fund's investment strategies and/or to actively manage the Fund's overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or may use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the portion of Fund assets for which the Fund's non-discretionary money managers provide model portfolios and the Fund's cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and forward currency contracts. The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to (1) manage country and currency exposure as a substitute for holding securities directly or (2) facilitate the implementation of its investment strategy. The Fund may use derivatives to take both long and short positions.

(ii)	The following risk factor is added to the sub-section entitled "Principal Risks of Investing in the Fund" in the Risk/Return Summary section for the International Developed Markets Fund in the Prospectus listed above:

Non-Discretionary Implementation Risk. With respect to the portion of the Fund that is managed pursuant to model portfolios provided by non-discretionary money managers, it is expected that trades will be effected on a periodic basis and therefore less frequently than would typically be the case if discretionary money managers were employed. Given that values of investments change with market conditions, this could cause the Fund's return to be lower than if the Fund employed discretionary money managers with respect to that portion of its portfolio.

Strategic Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rif_SupplementTextBlock

RUSSELL INVESTMENT FUNDS

Supplement dated December 21, 2017 to

PROSPECTUS DATED MAY 1, 2017

As supplemented September 14, 2017

STRATEGIC BOND FUND INVESTMENT OBJECTIVE: At a meeting held on December 5, 2017, the Board of Trustees approved, on behalf of the Strategic Bond Fund, a change in the investment objective of the Fund. Effective March 1, 2018, the investment objective in the "Risk/Return Summary" and "Investment Objective and Investment Strategies" sections for the Strategic Bond Fund in the Prospectus listed above will be changed as follows:

Old Investment Objective: The Fund seeks to provide current income, and as a secondary objective, capital appreciation.

New Investment Objective: The Fund seeks to provide total return